Company financial information (Parent Corporation) - Cash Flows (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Income from consolidated investment management funds, net of noncontrolling interests	$ 2,573	$ 3,759	$ 3,617
Adjustments to reconcile net income to net cash provided by (used for) operating activities:
Net cash provided by operating activities	15,068	2,838	5,038
Investing activities
Net cash provided by (used for) investing activities	19,874	19,672	(78,455)
Financing activities
Net proceeds from the issuance of long-term debt	9,929	5,186	2,993
Repayments of long-term debt	(4,000)	(4,650)	(5,200)
Issuance of common stock	14	13	12
Issuance of preferred stock	0	1,287	1,567
Treasury stock acquired	(124)	(4,567)	(989)
Redemption of preferred stock	0	(1,000)	(583)
Net cash (used for) provided by financing activities	(33,654)	(21,962)	75,508
Change in cash and due from banks	1,646	464	2,152
Cash and due from banks and restricted cash at beginning of period	9,883	9,419	7,267
Cash and due from banks and restricted cash at end of period	11,529	9,883	9,419
Supplemental disclosures
Interest paid	3,307	233	1,236
Income taxes paid	449	473	1,341
Income taxes refunded	11	42	60
Parent Company
Operating activities
Income from consolidated investment management funds, net of noncontrolling interests	2,573	3,759	3,617
Adjustments to reconcile net income to net cash provided by (used for) operating activities:
Equity in undistributed net (income) of subsidiaries	(1,664)	(477)	(1,229)
Change in accrued interest receivable	(8)	75	(17)
Change in accrued interest payable	78	(15)	(26)
Change in taxes payable	(3)	(142)	(281)
Other, net	221	(260)	368
Net cash provided by operating activities	1,197	2,940	2,432
Investing activities
Acquisitions of, investments in, and advances to subsidiaries	(1,962)	870	(1,442)
Net cash provided by (used for) investing activities	(1,962)	870	(1,442)
Financing activities
Net proceeds from the issuance of long-term debt	9,179	5,186	2,993
Repayments of long-term debt	(4,000)	(4,250)	(3,950)
Change in advances from subsidiaries	(2,917)	820	1,195
Issuance of common stock	23	63	58
Issuance of preferred stock	0	1,287	1,567
Treasury stock acquired	(124)	(4,567)	(989)
Redemption of preferred stock	0	(1,000)	(583)
Cash dividends paid	(1,376)	(1,323)	(1,296)
Net cash (used for) provided by financing activities	785	(3,784)	(1,005)
Change in cash and due from banks	20	26	(15)
Cash and due from banks and restricted cash at beginning of period	356	330	345
Cash and due from banks and restricted cash at end of period	376	356	330
Supplemental disclosures
Interest paid	774	354	546
Income taxes paid	0	0	3
Income taxes refunded	0	1	0
Payments received from subsidiaries for taxes	70	21	736
Payments for acquisition of investments in and advances to subsidiaries	(2,778)	(10)	(3,715)
Proceeds from sale of investments in and advances from subsidiaries	$ 816	$ 880	$ 2,273